Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000238767
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class A
Trading Symbol	SROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 3,830,759
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,830,759	51	11%

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	33.3
Industrials	12.5
Health Care	12.3
Financials	9.3
Communication Services	8.8
Consumer Discretionary	8.4
Consumer Staples	6.2
Materials	3.3
Real Estate	2.6
Utilities	2.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	8.1
Alphabet, Inc., Class A	7.2
Apple, Inc.	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
NVIDIA Corp.	3.9
TJX Cos., Inc.	2.7
Novo Nordisk AS	2.4
Costco Wholesale Corp.	2.2
Merck & Co., Inc.	2.1
Thermo Fisher Scientific, Inc.	2.0

Material Fund Change [Text Block]
C000238769
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class C
Trading Symbol	SROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$110	2.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.10%
AssetsNet	$ 3,830,759
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,830,759	51	11%

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	33.3
Industrials	12.5
Health Care	12.3
Financials	9.3
Communication Services	8.8
Consumer Discretionary	8.4
Consumer Staples	6.2
Materials	3.3
Real Estate	2.6
Utilities	2.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	8.1
Alphabet, Inc., Class A	7.2
Apple, Inc.	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
NVIDIA Corp.	3.9
TJX Cos., Inc.	2.7
Novo Nordisk AS	2.4
Costco Wholesale Corp.	2.2
Merck & Co., Inc.	2.1
Thermo Fisher Scientific, Inc.	2.0

Material Fund Change [Text Block]
C000238768
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class I
Trading Symbol	SROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 3,830,759
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,830,759	51	11%

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	33.3
Industrials	12.5
Health Care	12.3
Financials	9.3
Communication Services	8.8
Consumer Discretionary	8.4
Consumer Staples	6.2
Materials	3.3
Real Estate	2.6
Utilities	2.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	8.1
Alphabet, Inc., Class A	7.2
Apple, Inc.	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
NVIDIA Corp.	3.9
TJX Cos., Inc.	2.7
Novo Nordisk AS	2.4
Costco Wholesale Corp.	2.2
Merck & Co., Inc.	2.1
Thermo Fisher Scientific, Inc.	2.0

Material Fund Change [Text Block]
C000238766
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class R6
Trading Symbol	SRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
AssetsNet	$ 3,830,759
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,830,759	51	11%

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	33.3
Industrials	12.5
Health Care	12.3
Financials	9.3
Communication Services	8.8
Consumer Discretionary	8.4
Consumer Staples	6.2
Materials	3.3
Real Estate	2.6
Utilities	2.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	8.1
Alphabet, Inc., Class A	7.2
Apple, Inc.	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
NVIDIA Corp.	3.9
TJX Cos., Inc.	2.7
Novo Nordisk AS	2.4
Costco Wholesale Corp.	2.2
Merck & Co., Inc.	2.1
Thermo Fisher Scientific, Inc.	2.0

Material Fund Change [Text Block]